Consolidated Balance Sheets (Parenthetical) - ₪ / shares		Dec. 31, 2017	Dec. 31, 2016
Statement of financial position [Abstract]
Ordinary shares, par value
Ordinary shares, authorized		500,000,000	500,000,000
Ordinary shares, issued	[1]	120,140,659	107,583,485
Ordinary shares, outstanding	[1]	120,140,659	107,583,485
Treasury shares		2,641,693	2,641,693

[1]	Net of 2,641,693 treasury shares of the Company, held by the Company.